Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)1
Australia (8.1%)
Goodman Group	8,923,365	88,341
Scentre Group	29,644,626	76,063
Dexus	6,033,945	50,915
Mirvac Group	22,038,455	49,718
Stockland	13,557,542	44,323
GPT Group	10,727,030	42,802
Lendlease Group	3,248,972	39,021
Vicinity Centres	17,894,188	30,204
Charter Hall Group	2,578,671	22,002
Shopping Centres Australasia Property Group	5,193,562	10,002
Charter Hall Long Wale REIT	2,366,918	8,962
Cromwell Property Group	10,713,592	8,741
BWP Trust	2,767,208	7,551
National Storage REIT	4,382,326	6,282
Charter Hall Retail REIT	1,989,121	6,231
Abacus Property Group	1,994,123	5,019
Viva Energy REIT	2,552,682	4,709
Centuria Metropolitan REIT	2,300,188	4,614
Growthpoint Properties Australia Ltd.	1,561,958	4,543
Ingenia Communities Group	1,347,099	4,292
Arena REIT	1,669,252	3,443
Charter Hall Social Infrastructure REIT	1,477,538	3,435
GDI Property Group	2,865,218	2,957
Rural Funds Group	1,883,035	2,325
Hotel Property Investments	806,977	1,836
Cedar Woods Properties Ltd.	331,795	1,767
APN Industria REIT	679,400	1,399
		531,497
Austria (0.6%)
CA Immobilien Anlagen AG	407,592	17,934
IMMOFINANZ AG	515,027	14,292
S IMMO AG	291,729	7,815
		40,041
Belgium (1.3%)
Cofinimmo SA	136,715	21,793
Warehouses De Pauw CVA	718,265	20,528
Aedifica SA	136,953	18,526
Befimmo SA	129,716	7,980
Montea C.V.A	60,985	6,031
Retail Estates NV	63,014	5,785
Intervest Offices & Warehouses NV	125,782	3,737
		84,380
Brazil (0.9%)
BR Malls Participacoes SA	4,854,516	20,857
Multiplan Empreendimentos Imobiliarios SA	1,507,448	12,207
Aliansce Sonae Shopping Centers sa	761,916	9,356
Iguatemi Empresa de Shopping Centers SA	480,786	5,984
* BR Properties SA	1,125,675	4,093

JHSF Participacoes SA	1,471,700	2,704
LOG Commercial Properties e Participacoes SA	239,678	1,769
		56,970
Canada (2.5%)
^ Canadian Apartment Properties REIT	461,717	19,747
RioCan REIT	864,919	17,751
Allied Properties REIT	334,548	13,959
H&R REIT	779,066	12,592
^ First Capital REIT	601,020	9,841
^ Choice Properties REIT	841,720	9,299
^ SmartCentres REIT	390,246	9,262
Granite REIT	147,534	7,972
Tricon Capital Group Inc.	798,753	6,579
^ Cominar REIT	498,362	5,487
^ Boardwalk REIT	126,390	4,510
^ Northview Apartment REIT	183,450	4,257
^ InterRent REIT	328,807	4,179
Killam Apartment REIT	265,229	4,040
^ Dream Office REIT	154,671	3,804
^ NorthWest Healthcare Properties REIT	412,608	3,801
^ Dream Industrial REIT	350,488	3,702
^ Summit Industrial Income REIT	370,193	3,611
^ CT REIT	283,722	3,458
^ Artis REIT	377,791	3,366
^ Crombie REIT	244,328	2,954
DREAM Unlimited Corp. Class A	326,929	2,888
^ Minto Apartment REIT	99,636	1,855
^ Morguard North American Residential REIT	106,961	1,542
True North Commercial REIT	221,454	1,265
^ Slate Retail REIT	114,658	1,152
^ Slate Office REIT	184,980	818
		163,691
Chile (0.3%)
Parque Arauco SA	3,965,709	9,065
Cencosud Shopping SA	2,500,000	5,122
Plaza SA	1,622,680	2,920
		17,107
China (11.2%)
China Overseas Land & Investment Ltd.	20,734,710	66,650
China Resources Land Ltd.	15,482,446	64,406
Sunac China Holdings Ltd.	12,852,278	61,987
Country Garden Holdings Co. Ltd.	41,339,163	52,278
^ China Evergrande Group	16,870,921	37,279
2 Longfor Group Holdings Ltd.	7,976,208	33,661
China Vanke Co. Ltd. (XHKG)	8,818,083	31,087
China Jinmao Holdings Group Ltd.	26,973,054	18,032
Shimao Property Holdings Ltd.	5,512,664	17,789
China Vanke Co. Ltd. Class A (XSEC)	4,297,042	17,380
Wharf Holdings Ltd.	6,102,000	15,074
CIFI Holdings Group Co. Ltd.	20,636,000	14,170
Poly Developments and Holdings Group Co. Ltd.	5,301,393	11,295
Guangzhou R&F Properties Co. Ltd.	7,196,213	10,855
Logan Property Holdings Co. Ltd.	7,019,984	10,611
Agile Group Holdings Ltd.	8,061,409	10,608
China Aoyuan Group Ltd.	7,243,000	9,652
Seazen Group Ltd.	9,522,000	9,559

	China Merchants Shekou Industrial Zone Holdings Co. Ltd.	3,508,707	8,927
	Greentown China Holdings Ltd.	7,253,814	8,616
	KWG Group Holdings Ltd.	6,543,158	8,473
	Times China Holdings Ltd.	4,131,000	7,207
	Zhenro Properties Group Ltd.	11,626,000	7,188
	Yuexiu Property Co. Ltd.	34,429,094	6,892
	Sino-Ocean Group Holding Ltd.	17,739,829	6,379
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	6,680,814	6,270
	China SCE Group Holdings Ltd.	11,630,766	6,111
	China Overseas Grand Oceans Group Ltd.	9,149,079	5,978
	Yuexiu REIT	8,484,516	5,569
	Gemdale Properties & Investment Corp. Ltd.	39,682,000	5,354
	Shenzhen Investment Ltd.	14,744,201	5,092
^	China Dili Group	16,291,948	4,982
	China Fortune Land Development Co. Ltd.	1,333,025	4,929
	Kaisa Group Holdings Ltd.	11,836,000	4,908
	Seazen Holdings Co. Ltd.	1,002,882	4,782
	Yuzhou Properties Co. Ltd.	9,881,470	4,559
	Powerlong Real Estate Holdings Ltd.	8,088,139	4,427
	Poly Property Group Co. Ltd.	10,789,048	4,179
	SOHO China Ltd.	10,735,545	4,093
	Shui On Land Ltd.	19,921,538	3,971
2	Midea Real Estate Holding Ltd.	1,388,816	3,883
	Gemdale Corp.	2,004,540	3,717
	Ronshine China Holdings Ltd.	3,337,000	3,529
*,2 China Logistics Property Holdings Co. Ltd.		8,981,000	3,521
	Hopson Development Holdings Ltd.	3,848,710	3,517
2	Red Star Macalline Group Corp. Ltd.	3,825,524	2,871
	China South City Holdings Ltd.	24,866,111	2,768
	Jiayuan International Group Ltd.	7,002,000	2,511
	RiseSun Real Estate Development Co. Ltd.	1,927,775	2,454
	Jinke Properties Group Co. Ltd.	2,369,205	2,378
^,2 Redco Properties Group Ltd.		5,048,000	2,221
	Central China Real Estate Ltd.	3,859,000	2,216
	Skyfame Realty Holdings Ltd.	17,063,012	2,211
	LVGEM China Real Estate Investment Co. Ltd.	6,484,000	2,191
	Jiangsu Zhongnan Construction Group Co. Ltd.	1,656,864	2,156
	Road King Infrastructure Ltd.	1,264,000	2,122
	Joy City Property Ltd.	20,661,500	2,059
	Beijing Capital Land Ltd.	7,576,551	1,981
	Xinhu Zhongbao Co. Ltd.	3,819,281	1,899
	Yango Group Co. Ltd.	1,799,011	1,789
	Zhongliang Holdings Group Co. Ltd.	2,431,500	1,688
	Greenland Hong Kong Holdings Ltd.	4,467,000	1,685
	C&D International Investment Group Ltd.	1,360,000	1,677
	Shanghai Lingang Holdings Corp. Ltd. Class A	487,466	1,636
*	Zhuguang Holdings Group Co. Ltd.	11,102,000	1,630
^	Dexin China Holdings Co. Ltd.	4,205,000	1,619
	Redsun Properties Group Ltd.	5,167,000	1,603
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	849,790	1,563
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,673,721	1,503
	Financial Street Holdings Co. Ltd. Class A	1,312,960	1,410
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	683,500	1,384
	Sichuan Languang Development Co. Ltd.	1,329,800	1,297
	China Enterprise Co. Ltd.	1,983,564	1,289
*,§ Yida China Holdings Ltd.		4,476,000	1,274
	Beijing North Star Co. Ltd.	4,438,000	1,262

	Fantasia Holdings Group Co. Ltd.	7,060,443	1,260
	Beijing Capital Development Co. Ltd.	1,141,712	1,207
	Grandjoy Holdings Group Co. Ltd.	1,295,620	1,172
	Shanghai Industrial Urban Development Group Ltd.	10,146,799	1,168
	China Merchants Land Ltd.	7,282,000	1,088
*,§ Mingfa Group International Co. Ltd.		4,231,908	1,030
	Shanghai Wanye Enterprises Co. Ltd.	359,500	1,027
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,748,750	979
	Shanghai Shimao Co. Ltd. Class A	1,671,368	972
	China Electronics Optics Valley Union Holding Co. Ltd.	16,720,000	970
	Red Star Macalline Group Corp. Ltd. Class A	582,118	968
	Huafa Industrial Co. Ltd. Zhuhai Class A	936,800	958
	DaFa Properties Group Ltd.	1,239,970	934
	Greattown Holdings Ltd. Class A	1,007,300	889
	Tahoe Group Co. Ltd.	1,093,279	867
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,375,011	866
	Guorui Properties Ltd.	4,267,000	838
	Jingrui Holdings Ltd.	2,709,000	798
	Times Neighborhood Holdings Ltd.	1,145,153	711
*,2 Sunshine 100 China Holdings Ltd.		3,870,000	701
	Suning Universal Co. Ltd. Class A	1,347,789	651
	China World Trade Center Co. Ltd. Class A	277,972	622
	Tianjin Guangyu Development Co. Ltd. Class A	606,804	621
	Shanghai Industrial Development Co. Ltd. Class A	816,000	617
	Xinyuan Real Estate Co. Ltd. ADR	183,803	610
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	316,152	602
	Gree Real Estate Co. Ltd.	895,411	588
	Cinda Real Estate Co. Ltd.	1,084,783	567
^,2 China Vast Industrial Urban Development Co. Ltd.		1,493,000	521
	Chongqing Dima Industry Co. Ltd. Class A	1,085,353	486
	Minmetals Land Ltd.	3,124,000	482
	Beijing North Star Co. Ltd. Class A	1,082,919	474
	Shenzhen Heungkong Holding Co. Ltd.	1,494,000	474
*	Nam Tai Property Inc.	52,504	469
	Bright Real Estate Group Co. Ltd.	981,800	459
	Macrolink Culturaltainment Development Co. Ltd.	836,192	450
*,^ Sansheng Holdings Group Co. Ltd.		390,000	430
	Shenzhen Zhenye Group Co. Ltd. Class A	593,000	429
	Myhome Real Estate Development Group Co. Ltd.	1,073,273	414
	Landsea Green Properties Co. Ltd.	3,776,000	373
	Beijing Hualian Department Store Co. Ltd.	1,210,112	372
	China Union Holdings Ltd. Class A	657,444	369
	Hubei Fuxing Science And Technology Co. Ltd.	419,532	359
	Guangdong Shirongzhaoye Co. Ltd.	302,434	348
	Everbright Jiabao Co. Ltd. Class A	647,400	343
	Guangdong Highsun Group Co. Ltd.	972,655	331
	YunNan Metropolitan Real Estate Development Co. Ltd.	704,700	289
	Shanghai Lingang Holdings Corp. Ltd.	195,400	289
	Rongan Property Co. Ltd.	686,900	272
*	Glorious Property Holdings Ltd.	11,714,036	259
	Zhong An Group Ltd.	8,606,000	248
*	EverChina International Holdings Co. Ltd.	6,949,331	194
*	Shanghai Zendai Property Ltd.	29,640,000	169
*	Wanda Hotel Development Co. Ltd.	3,210,000	139
*	DIT Group Ltd.	5,480,000	99
			729,595

Egypt (0.1%)
	Talaat Moustafa Group	5,373,565	2,745
*	Medinet Nasr Housing	4,518,790	1,349
	Six of October Development & Investment	1,452,595	1,165
*	Heliopolis Housing	683,594	921
*	Palm Hills Developments SAE	7,762,587	805
*	Emaar Misr for Development SAE	3,234,421	588
			7,573
Finland (0.1%)
^	Citycon Oyj	364,709	3,858

France (4.1%)
	Unibail-Rodamco-Westfield	766,382	104,129
	Gecina SA	305,365	57,595
	Klepierre SA	1,164,062	39,569
	Covivio	247,318	29,348
	ICADE	156,379	17,467
	Nexity SA	257,358	12,425
	Altarea SCA	19,853	4,550
	Mercialys SA	138,398	1,745
			266,828
Germany (6.7%)
	Vonovia SE	3,022,210	172,497
	Deutsche Wohnen SE	2,002,315	84,719
	LEG IMMOBILIEN AG	381,449	47,048
	Aroundtown SA	4,969,532	47,046
	TAG Immobilien AG	810,529	21,362
	alstria office REIT AG	886,184	17,581
	Grand City Properties SA	564,718	14,474
	TLG Immobilien AG	335,874	11,484
	Deutsche EuroShop AG	277,700	7,571
2	ADO Properties SA	152,023	4,700
	DIC Asset AG	240,903	4,514
	Hamborner REIT AG	393,959	4,413
*,^ ADLER Real Estate AG		236,946	3,181
			440,590
Greece (0.0%)
*	LAMDA Development SA	353,286	3,160

Hong Kong (8.9%)
	Link REIT	11,671,589	118,029
	Sun Hung Kai Properties Ltd.	8,232,941	114,688
	CK Asset Holdings Ltd.	14,183,375	90,617
	Henderson Land Development Co. Ltd.	9,151,936	41,089
	Hongkong Land Holdings Ltd.	6,494,012	34,470
	Wharf Real Estate Investment Co. Ltd.	6,421,000	33,160
	Wheelock & Co. Ltd.	4,328,652	26,349
	Sino Land Co. Ltd.	16,680,604	22,733
	Hang Lung Properties Ltd.	10,598,932	22,141
	Swire Properties Ltd.	5,857,800	18,185
	Hysan Development Co. Ltd.	3,464,655	12,934
	Hang Lung Group Ltd.	4,854,103	11,995
	Kerry Properties Ltd.	3,318,832	9,257
	Champion REIT	11,340,512	6,805
	K Wah International Holdings Ltd.	8,660,338	4,221
	Sunlight REIT	5,850,400	3,716

	Prosperity REIT	7,215,649	2,744
	Far East Consortium International Ltd.	5,842,000	2,514
^	Wang On Properties Ltd.	21,428,000	2,444
	Chinese Estates Holdings Ltd.	2,827,452	1,995
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,347,000	1,125
			581,211
India (0.6%)
	DLF Ltd.	3,298,926	12,001
*	Godrej Properties Ltd.	334,963	5,058
	Oberoi Realty Ltd.	605,150	4,622
	Phoenix Mills Ltd.	325,422	4,003
	Prestige Estates Projects Ltd.	623,758	3,352
*	Indiabulls Real Estate Ltd.	1,397,965	2,074
	Sobha Ltd.	251,252	1,578
	Sunteck Realty Ltd.	193,647	1,073
	NESCO Ltd.	92,087	972
	Brigade Enterprises Ltd.	267,291	893
	Mahindra Lifespace Developers Ltd.	135,357	795
	Omaxe Ltd.	236,799	514
			36,935
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	52,087,227	4,223
	Ciputra Development Tbk PT	55,041,991	3,576
	Pakuwon Jati Tbk PT	82,542,928	3,133
	Summarecon Agung Tbk PT	43,217,900	2,670
*	Lippo Karawaci Tbk PT	158,087,749	2,657
*,§ Hanson International Tbk PT		444,252,900	1,627
	Puradelta Lestari Tbk PT	47,828,300	969
*	Alam Sutera Realty Tbk PT	61,557,897	891
	MODERNLAND REALTY TBK PT	47,594,800	671
*	Sentul City Tbk PT	112,209,100	475
*	Lippo Cikarang Tbk PT	6,909,100	374
	PP Properti Tbk PT	70,685,607	274
§	Armidian Karyatama Tbk PT	34,315,100	126
	Maha Properti Indonesia Tbk PT	121,039	13
			21,679
Ireland (0.2%)
	Hibernia REIT plc	3,859,358	5,864
	Irish Residential Properties REIT plc	2,386,761	4,385
			10,249
Israel (1.0%)
	Azrieli Group Ltd.	203,339	14,985
	Alony Hetz Properties & Investments Ltd.	734,720	12,142
	Melisron Ltd.	115,453	7,581
*	Airport City Ltd.	405,505	7,130
	Amot Investments Ltd.	917,821	6,676
	Reit 1 Ltd.	996,390	6,096
	Gazit-Globe Ltd.	474,789	5,495
	Big Shopping Centers Ltd.	34,963	3,936
	Sella Capital Real Estate Ltd.	1,069,634	3,365
	Property & Building Corp. Ltd.	11,786	1,293
			68,699

Italy (0.0%)
Immobiliare Grande Distribuzione SIIQ SPA	266,154	1,769

Japan (23.8%)
Mitsubishi Estate Co. Ltd.	7,754,045	151,859
Mitsui Fudosan Co. Ltd.	5,458,557	144,573
Daiwa House Industry Co. Ltd.	3,720,274	117,123
Sumitomo Realty & Development Co. Ltd.	2,661,267	97,976
Nippon Building Fund Inc.	7,860	63,671
Japan Real Estate Investment Corp.	7,711	56,308
Daito Trust Construction Co. Ltd.	421,025	49,595
Nomura Real Estate Master Fund Inc.	25,312	44,518
Nippon Prologis REIT Inc.	13,077	37,593
Hulic Co. Ltd.	2,775,048	33,646
Orix JREIT Inc.	15,365	32,464
Japan Retail Fund Investment Corp.	14,571	31,179
United Urban Investment Corp.	17,358	31,094
GLP JREIT	21,338	28,662
Daiwa House REIT Investment Corp.	10,393	27,729
Advance Residence Investment Corp.	7,709	24,244
Japan Prime Realty Investment Corp.	5,139	23,775
Tokyu Fudosan Holdings Corp.	3,365,844	23,727
Activia Properties Inc.	3,904	20,789
Tokyo Tatemono Co. Ltd.	1,208,283	19,523
Sekisui House Reit Inc.	22,693	19,438
Kenedix Office Investment Corp.	2,388	19,182
Nippon Accommodations Fund Inc.	2,699	17,905
Invincible Investment Corp.	33,932	17,142
Japan Hotel REIT Investment Corp.	24,835	16,727
Nomura Real Estate Holdings Inc.	675,229	16,628
Industrial & Infrastructure Fund Investment Corp.	9,986	15,322
Mori Hills REIT Investment Corp.	8,873	14,851
Japan Logistics Fund Inc.	5,039	13,634
Daiwa Office Investment Corp.	1,700	13,624
Japan Excellent Inc.	6,912	12,513
LaSalle Logiport REIT	7,597	12,262
Hulic Reit Inc.	6,497	12,018
NIPPON REIT Investment Corp.	2,502	11,721
MCUBS MidCity Investment Corp	9,892	11,610
Frontier Real Estate Investment Corp.	2,753	11,512
AEON REIT Investment Corp.	8,352	11,385
Comforia Residential REIT Inc.	3,320	10,927
Premier Investment Corp.	7,333	10,840
Invesco Office J-Reit Inc.	49,514	10,545
Unizo Holdings Co. Ltd.	203,000	10,323
Tokyu REIT Inc.	5,174	10,123
Kenedix Residential Next Investment Corp.	5,048	10,024
Mori Trust Sogo Reit Inc.	5,364	9,844
Aeon Mall Co. Ltd.	569,583	9,464
^ Mitsui Fudosan Logistics Park Inc.	1,941	9,409
Ichigo Office REIT Investment	8,526	9,213
Japan Rental Housing Investments Inc.	9,247	9,197
Kenedix Retail REIT Corp.	3,000	7,425
Global One Real Estate Investment Corp.	5,355	7,165
Fukuoka REIT Corp.	4,036	6,981
Heiwa Real Estate REIT Inc.	4,927	6,619
Hoshino Resorts REIT Inc.	1,234	6,341

	Mitsubishi Estate Logistics REIT Investment Corp.	1,707	6,247
	Hankyu Hanshin REIT Inc.	3,870	6,215
	Katitas Co. Ltd.	137,700	5,533
	Heiwa Real Estate Co. Ltd.	186,232	5,488
	Mirai Corp.	9,278	5,227
	Kenedix Inc.	977,300	4,916
	One REIT Inc.	1,337	4,649
	Ichigo Inc.	1,209,300	4,537
	Daibiru Corp.	324,557	3,995
*,^ Leopalace21 Corp.		1,365,150	3,923
	Keihanshin Building Co. Ltd.	242,400	3,266
	Samty Residential Investment Corp.	3,076	3,239
	Star Asia Investment Corp.	3,016	3,186
	Takara Leben Real Estate Investment Corp.	2,459	2,938
	Mori Trust Hotel Reit Inc.	1,878	2,555
	SAMTY Co. Ltd.	150,400	2,550
	Sankei Real Estate Inc.	2,002	2,489
	Starts Proceed Investment Corp.	1,231	2,382
	Tosei Reit Investment Corp.	1,894	2,357
	TOC Co. Ltd.	287,229	2,307
^	CRE Logistics REIT	1,667	2,246
^	Itochu Advance Logistics Investment Corp.	1,913	2,221
^	Health Care & Medical Investment Corp.	1,745	2,207
	Tosei Corp.	165,000	2,130
	Takara Leben Co. Ltd.	458,252	2,042
	Sun Frontier Fudousan Co. Ltd.	156,500	1,748
^	Sakura Sogo REIT Investment Corp.	1,873	1,682
	ESCON Japan Reit Investment Corp.	1,363	1,646
	Goldcrest Co. Ltd.	93,740	1,611
	Shinoken Group Co. Ltd.	144,100	1,604
^	Ichigo Hotel REIT Investment Corp.	1,431	1,590
	XYMAX REIT Investment Corp.	1,183	1,513
	Ooedo Onsen Reit Investment Corp.	1,333	1,131
^	Star Mica Holdings Co. Ltd.	64,800	975
	Nippon Commercial Development Co. Ltd.	62,700	974
	Japan Property Management Center Co. Ltd.	76,200	929
	Marimo Regional Revitalization REIT Inc.	670	793
	Dear Life Co. Ltd.	137,800	735
			1,557,738
Kuwait (0.0%)
	Kuwait Real Estate Co. KSC	3,751,754	1,255
	National Real Estate Co. KPSC	4,112,981	1,236
			2,491
Malaysia (0.5%)
	KLCCP Stapled Group Bhd.	2,491,570	4,757
	IGB REIT	9,788,000	4,580
	Sunway REIT	8,504,934	3,775
	IOI Properties Group Bhd.	11,001,500	3,123
	Sime Darby Property Bhd.	15,496,700	2,939
	SP Setia Bhd Group	7,141,100	2,272
	Pavilion REIT	4,807,900	2,003
	Axis REIT	4,474,600	1,945
	UOA Development Bhd.	3,056,300	1,472
	Matrix Concepts Holdings Bhd.	3,150,128	1,466
*	YNH Property Bhd.	2,152,400	1,407
	Mah Sing Group Bhd.	7,899,025	1,288

	Capitaland Malaysia Mall Trust	5,174,000	1,253
*	UEM Sunrise Bhd.	6,492,365	944
*	Eco World Development Group Bhd.	6,015,000	935
	Eastern & Oriental Bhd.	3,902,997	532
	LBS Bina Group Bhd.	4,030,440	466
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	122
*	Eco World Development Group Bhd. Warrants Exp. 03/26/2022	450,320	18
*	Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	1
*,§ Mah Sing Group Warrants Exp. 01/15/2026		264,345	—
			35,298
Mexico (0.9%)
	Fibra Uno Administracion SA de CV	16,716,885	27,435
	Concentradora Fibra Danhos SA de CV	5,119,092	7,859
	PLA Administradora Industrial S de RL de CV	4,686,200	7,609
2	Macquarie Mexico Real Estate Management SA de CV	4,555,080	6,171
	Corp Inmobiliaria Vesta SAB de CV	3,316,117	6,076
	Prologis Property Mexico SA de CV	1,955,100	4,326
2	Concentradora Fibra Hotelera Mexicana SA de CV	3,946,252	1,744
			61,220
Netherlands (0.3%)
	Eurocommercial Properties NV	235,681	5,894
	NSI NV	94,016	5,133
^	Wereldhave NV	224,839	4,131
	Vastned Retail NV	110,340	2,972
			18,130
New Zealand (0.5%)
	Goodman Property Trust	6,296,939	9,416
	Kiwi Property Group Ltd.	8,702,149	8,773
	Precinct Properties New Zealand Ltd.	6,162,919	7,463
	Argosy Property Ltd.	4,579,925	4,221
	Vital Healthcare Property Trust	1,895,774	3,400
			33,273
Norway (0.2%)
2	Entra ASA	796,661	13,596
^	Selvaag Bolig ASA	251,806	1,439
			15,035
Other (0.2%)3
4	Vanguard Real Estate ETF	135,214	12,701

Philippines (1.4%)
	SM Prime Holdings Inc.	62,928,707	47,979
	Ayala Land Inc.	32,221,360	26,228
	Robinsons Land Corp.	11,271,072	5,638
	Megaworld Corp.	68,546,100	5,446
	Vista Land & Lifescapes Inc.	16,653,778	2,295
	Filinvest Land Inc.	53,841,000	1,541
*	DoubleDragon Properties Corp.	3,759,060	1,173
	DM Wenceslao and Associates Inc.	1,965,100	337
§	Altus San Nicolas Corp.	227,449	23
			90,660
Poland (0.1%)
	EPP NV	2,415,476	2,776
	Develia SA	2,612,963	1,843
			4,619

Qatar (0.2%)
Barwa Real Estate Co.	10,561,152	10,229
United Development Co. QSC	9,616,530	4,003
Mazaya Qatar Real Estate Development QSC	3,106,095	656
		14,888
Russia (0.1%)
LSR Group PJSC	968,431	2,686
Etalon Group plc	1,084,250	2,494
		5,180
Saudi Arabia (0.4%)
Dar Al Arkan Real Estate Development Co.	2,932,967	7,667
Emaar Economic City	2,318,110	6,174
Arabian Centres Co. Ltd.	653,394	5,313
Saudi Real Estate Co.	470,152	1,732
Al Rajhi REIT	616,648	1,649
Jadwa REIT Saudi Fund	496,064	1,631
Riyad REIT Fund	568,611	1,451
Derayah REIT	467,749	1,391
Alandalus Property Co.	191,305	816
Musharaka Real Estate Income Fund	247,354	599
		28,423
Singapore (6.2%)
Ascendas REIT	16,662,881	38,367
CapitaLand Ltd.	13,981,438	36,844
CapitaLand Mall Trust	15,781,934	29,016
City Developments Ltd.	3,428,690	26,426
CapitaLand Commercial Trust	15,865,787	23,878
Mapletree Logistics Trust	16,665,996	22,429
Mapletree Commercial Trust	11,952,741	20,527
UOL Group Ltd.	2,992,478	17,383
Suntec REIT	12,911,427	17,345
Mapletree Industrial Trust	8,439,134	17,153
Keppel DC REIT	6,798,964	11,220
Mapletree North Asia Commercial Trust	11,892,366	10,335
Ascott Residence Trust	10,408,422	9,611
Keppel REIT	10,686,815	9,478
Fortune REIT	8,021,861	9,145
Manulife US REIT	8,180,010	8,666
Frasers Centrepoint Trust	4,032,133	8,503
Frasers Logistics & Industrial Trust	8,639,950	7,714
Parkway Life REIT	2,173,055	5,690
OUE Commercial REIT	14,145,267	5,645
Ascendas India Trust	4,793,700	5,538
CDL Hospitality Trusts	4,499,506	5,140
CapitaLand Retail China Trust	4,240,558	4,801
ESR-REIT	11,455,890	4,580
Frasers Commercial Trust	3,760,367	4,484
Starhill Global REIT	7,507,468	4,035
SPH REIT	4,759,300	3,693
Wing Tai Holdings Ltd.	2,140,800	3,132
Yanlord Land Group Ltd.	3,649,204	3,052
Cache Logistics Trust	5,468,442	2,805
AIMS APAC REIT	2,471,576	2,637
ARA US Hospitality Trust	2,982,000	2,534
Far East Hospitality Trust	4,676,992	2,324
First REIT	3,119,754	2,305

	Frasers Hospitality Trust	4,092,000	2,066
	Prime US REIT	1,807,400	1,824
	Soilbuild Business Space REIT	4,548,248	1,682
	OUE Ltd.	1,592,600	1,677
	Lippo Malls Indonesia Retail Trust	10,372,906	1,626
	Sasseur REIT	2,786,100	1,624
	Sabana Shari'ah Compliant Industrial REIT	4,700,872	1,602
	Eagle Hospitality Trust	2,623,900	1,310
	Chip Eng Seng Corp. Ltd.	2,627,975	1,121
	Oxley Holdings Ltd.	4,067,600	1,038
*	Ying Li International Real Estate Ltd.	6,072,200	480
			402,485
South Africa (1.6%)
	Growthpoint Properties Ltd.	16,517,704	23,145
	NEPI Rockcastle plc	2,628,736	21,488
	Redefine Properties Ltd.	30,283,451	14,443
	Fortress REIT Ltd. Class A	6,777,160	8,347
	Resilient REIT Ltd.	1,445,982	6,262
	Vukile Property Fund Ltd.	4,944,333	5,893
	Hyprop Investments Ltd.	1,422,265	5,065
	Equites Property Fund Ltd.	3,073,810	4,069
	Attacq Ltd.	4,199,503	3,195
	SA Corporate Real Estate Ltd.	14,679,001	2,828
	Fortress REIT Ltd. Class B	4,586,240	2,280
	Stor-Age Property REIT Ltd.	2,263,240	2,157
	Emira Property Fund Ltd.	2,377,629	2,022
	Arrowhead Properties Ltd. Class B	5,327,754	1,345
*,^ Rebosis Property Fund Ltd.		79,427	2
			102,541
South Korea (0.1%)
^	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	538,347	2,158
^	Shinhan Alpha REIT Co. Ltd.	188,351	1,189
^	SK D&D Co. Ltd.	45,330	1,033
	Dongwon Development Co. Ltd.	214,562	699
			5,079
Spain (0.9%)
	Merlin Properties Socimi SA	2,039,969	28,934
	Inmobiliaria Colonial Socimi SA	1,357,838	18,194
*,2 Aedas Homes SA		134,287	3,041
	Lar Espana Real Estate Socimi SA	369,216	2,733
2	Metrovacesa SA	255,191	2,566
*,^ Quabit Inmobiliaria SA		694,101	815
			56,283
Sweden (2.9%)
	Castellum AB	1,429,868	35,127
	Fabege AB	1,528,750	26,205
*	Fastighets AB Balder Class B	535,616	25,410
	Wallenstam AB	1,169,734	15,317
	Wihlborgs Fastigheter AB	753,862	14,440
	Hufvudstaden AB Class A	644,899	12,776
^	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	4,638,232	11,435
	Kungsleden AB	997,620	10,633
*	Nyfosa AB	943,565	9,236
	Klovern AB	2,955,020	7,411
	Atrium Ljungberg AB	273,660	6,616
	Catena AB	125,091	5,416

Dios Fastigheter AB	487,818	4,499
Sagax AB	513,489	1,952
Samhallsbyggnadsbolaget i Norden AB	449,007	1,660
		188,133
Switzerland (1.8%)
Swiss Prime Site AG	422,644	51,599
PSP Swiss Property AG	229,672	34,728
Allreal Holding AG	78,826	16,351
Mobimo Holding AG	37,621	12,140
Intershop Holding AG	7,834	5,044
		119,862
Taiwan (0.6%)
Highwealth Construction Corp.	4,918,544	7,346
Ruentex Development Co. Ltd.	3,675,324	5,134
Huaku Development Co. Ltd.	1,293,854	3,822
Chong Hong Construction Co. Ltd.	1,208,297	3,346
Prince Housing & Development Corp.	6,909,478	2,475
Cathay Real Estate Development Co. Ltd.	2,764,100	1,867
Kindom Development Co. Ltd.	1,964,000	1,828
Hung Sheng Construction Ltd.	2,392,400	1,806
Farglory Land Development Co. Ltd.	1,305,631	1,736
Kuoyang Construction Co. Ltd.	2,284,887	1,461
Radium Life Tech Co. Ltd.	3,442,125	1,159
* Taiwan Land Development Corp.	3,870,450	1,002
Hong Pu Real Estate Development Co. Ltd.	1,265,194	943
ZongTai Real Estate Development Co. Ltd.	921,516	935
KEE TAI Properties Co. Ltd.	2,305,869	908
Huang Hsiang Construction Corp.	731,000	872
San Far Property Ltd.	926,000	791
* Shining Building Business Co. Ltd.	2,370,869	765
King's Town Construction Co. Ltd.	745,000	762
Hung Ching Development & Construction Co. Ltd.	764,000	523
Sweeten Real Estate Development Co. Ltd.	517,700	371
Advancetek Enterprise Co. Ltd.	589,000	366
Long Bon International Co. Ltd.	714,200	329
		40,547
Thailand (1.2%)
Central Pattana PCL	7,896,600	15,299
CPN Retail Growth Leasehold REIT (Foreign)	9,450,035	10,964
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	9,796,930	6,873
Land & Houses PCL (Foreign)	20,365,700	6,037
^ WHA Corp. PCL (Foreign)	39,527,786	4,013
Frasers Property Thailand Industrial Freehold & Leasehold REIT	6,627,400	3,361
IMPACT Growth REIT (Foreign)	4,069,100	3,157
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	5,817,996	3,155
^ MBK PCL (Foreign)	3,798,200	2,417
Supalai PCL	4,460,181	2,307
Bangkok Land PCL	46,046,395	1,757
^ Quality Houses PCL	19,658,800	1,557
^ Siam Future Development PCL (Foreign)	9,015,160	1,543
Pruksa Holding PCL (Foreign)	3,016,300	1,360
Origin Property PCL	6,508,498	1,359
Amata Corp. PCL	2,532,100	1,316
§ Pruksa Real Estate PCL	3,024,500	1,302
Asian Property Development PCL (Foreign)	5,519,820	1,217
^ Singha Estate PCL (Foreign)	15,662,100	1,131

Hemaraj Leasehold REIT	3,593,800	983
S Prime Growth Leasehold REIT	2,051,400	961
Samui Airport Property Fund Leasehold	1,172,375	850
U City PCL	14,368,624	694
Noble Development PCL	1,306,900	681
^ Sansiri PCL (Foreign)	20,635,500	659
Platinum Group PCL	5,232,300	655
^ Property Perfect PCL	24,927,500	629
^ Ananda Development PCL (Foreign)	9,211,474	605
Univentures PCL	3,809,100	563
^ Frasers Property Thailand PCL NVDR	1,182,000	540
LPN Development PCL	3,379,700	525
SC Asset Corp. PCL (Foreign)	6,228,337	443
Sansiri PCL	13,342,700	426
Country Group Development PCL	12,635,400	356
SC Asset Corp. PCL NVDR	4,237,400	301
Golden Land Property Development PCL (Foreign)	668,200	170
* Golden Land Property Development PCL	618,000	158
* Siam Future Development PCL	909,000	156
Grand Canal Land PCL	607,300	53
§ PACE Development Corp. PCL Warrants Exp. 08/29/2022	11,308,800	14
Frasers Property Thailand PCL	15,023	7
Property Perfect PCL Rights	3,106,237	—
		80,554
Turkey (0.1%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,829,550	3,016
* Is Gayrimenkul Yatirim Ortakligi AS	2,841,659	888
		3,904
United Arab Emirates (0.7%)
Emaar Properties PJSC	19,460,383	21,235
Aldar Properties PJSC	21,370,354	12,909
Emaar Malls PJSC	10,746,385	5,304
Emaar Development PJSC	4,623,208	4,772
* DAMAC Properties Dubai Co. PJSC	9,338,774	1,758
* Deyaar Development PJSC	7,942,573	762
* RAK Properties PJSC	5,356,151	676
* Eshraq Investments PJSC	6,041,280	501
		47,917
United Kingdom (7.2%)
Segro PLC	6,104,220	73,300
Land Securities Group plc	4,184,051	51,734
British Land Co. plc	5,244,172	38,353
UNITE Group plc	2,031,079	34,104
Derwent London plc	586,272	31,765
Tritax Big Box REIT plc	9,494,852	17,498
Great Portland Estates plc	1,415,662	17,399
Capital & Counties Properties plc	4,757,020	15,265
Shaftesbury plc	1,231,761	14,616
LondonMetric Property plc	4,672,278	14,047
Primary Health Properties plc	6,754,088	14,030
Assura plc	13,482,776	13,844
Big Yellow Group plc	862,589	13,403
Grainger plc	3,412,834	13,325
Hammerson plc	4,289,809	13,201
Safestore Holdings plc	1,164,550	12,397
Workspace Group plc	712,302	11,425

	St. Modwen Properties plc			1,091,798	7,093
	BMO Commercial Property Trust			4,451,778	6,489
	UK Commercial Property REIT Ltd.			4,707,911	5,386
	LXI REIT plc			2,999,229	5,381
	Civitas Social Housing plc			3,571,441	4,670
	Empiric Student Property plc			3,346,045	4,372
	NewRiver REIT plc			1,716,934	4,259
	Picton Property Income Ltd.			3,053,092	4,111
	Urban & Civic plc			832,902	3,989
	Hansteen Holdings plc			2,393,640	3,686
	Helical plc			582,598	3,682
2	Regional REIT Ltd.			2,304,699	3,541
	MAS Real Estate Inc.			2,594,179	3,412
2	Triple Point Social Housing Reit plc			2,016,733	2,633
	Redefine International plc			1,501,710	2,619
	Schroder REIT Ltd.			3,254,357	2,266
	U & I Group plc			703,482	1,662
*,^ Intu Properties plc				5,167,836	1,161
	AEW UK REIT plc			877,138	1,139
	Capital & Regional plc			277,914	846
					472,103
United States (0.1%)
	Brookfield Property REIT Inc. Class A			365,325	6,744
Total Common Stocks (Cost $6,038,507)					6,471,640
		Coupon
Temporary Cash Investments (1.7%)1
Money Market Fund (1.6%)
5,6 Vanguard Market Liquidity Fund		1.730%		1,057,607	105,782
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.521%	4/2/20	700	698
7	United States Treasury Bill	1.543%	4/16/20	717	715
7	United States Treasury Bill	1.527%	4/30/20	350	349
					1,762
Total Temporary Cash Investments (Cost $107,521)					107,544
Total Investments (100.6%) (Cost $6,146,028)					6,579,184
Other Assets and Liabilities-Net (-0.6%)6,7					(36,300)
Net Assets (100%)					6,542,884

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $91,100,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $85,371,000, representing 1.3% of net assets.
3 “Other” represents securities that are not classified by the fund's benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Collateral of $100,160,000 was received for securities on loan.

7 Securities with a value of $1,064,000 and cash of $1,719,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index				March 2020	583	30,610	(1,600)
E-mini S&P 500 Index				March 2020	120	19,344	(571)
Topix Index				March 2020	104	16,115	(396)
							(2,567)
Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
JPMorgan
Chase Bank,
N.A.	4/2/20	JPY	589,712	USD	5,465	—	(3)
UBS AG	4/2/20	JPY	467,910	USD	4,298	35	—
Royal Bank
of Canada	4/2/20	JPY	429,625	USD	3,944	35	—
Toronto-
Dominion
Bank	4/2/20	GBP	2,500	USD	3,346	—	(39)
						70	(42)

GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

Global ex-U.S. Real Estate Index Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded

Global ex-U.S. Real Estate Index Fund

in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	302,405	6,163,839	5,396
Temporary Cash Investments	105,782	1,762	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(1,248)	—	—
Forward Currency Contracts—Assets	—	70	—
Forward Currency Contracts—Liabilities	—	(42)	—
Total	406,982	6,165,629	5,396
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market Liquidity
Fund	98,940	NA1	NA1	1	9	18	—	105,782
Vanguard Real
Estate ETF	11,053	1,663	—	—	(15)	129	—	12,701
Total	109,993			1	(6)	147	—	118,483

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Global ex-U.S. Real Estate Index Fund